Intangible Assets - Summary by Class of Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 2,805	$ 2,340
Addition	1,413	926
Capitalized borrowing costs	4	4
Write-offs	(17)	(15)
Transfers	(267)	(22)
Concession for exploration of oil and natural gas – Oil Surplus on theTransfer of rights agreement	15,341
Amortization	(70)	(112)
Impairment recognition	(1)
Cumulative translation adjustment	265	(316)
Ending balance	19,473	2,805
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,344
Ending balance	20,822	4,344
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,539)
Ending balance	(1,349)	(1,539)
Rights and Concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,330	1,801
Addition	1,339	841
Write-offs	(11)	(15)
Transfers	(83)	(42)
Concession for exploration of oil and natural gas – Oil Surplus on theTransfer of rights agreement	15,341
Amortization	(10)	(14)
Impairment recognition	(1)
Cumulative translation adjustment	263	(241)
Ending balance	19,168	2,330
Rights and Concessions [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,549
Ending balance	19,290	2,549
Rights and Concessions [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(219)
Ending balance	(122)	(219)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	272	321
Addition	74	85
Capitalized borrowing costs	4	4
Write-offs	(6)
Transfers	(47)	6
Amortization	(60)	(98)
Cumulative translation adjustment	5	(46)
Ending balance	$ 242	272
Estimated useful life in years	5 years
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,592
Ending balance	1,469	1,592
Software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,320)
Ending balance	(1,227)	(1,320)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	203	218
Transfers	(137)	14
Cumulative translation adjustment	(3)	(29)
Ending balance	$ 63	203
Estimated useful life in years, goodwill	Indefinite
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 203
Ending balance	$ 63	$ 203